FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Tower And Jazz Debentures [Member]	Dec. 31, 2011 Tower And Jazz Debentures [Member]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Hedge agreements		$ 27,000
Loss due to hedge agreements	1,396
Debt Instrument [Line Items]
Fair value of debentures			313,456	227,280
Carrying amount			$ 199,785	$ 240,720